UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Partners LP
Address: c/o East Side Capital Corp
         888 Seventh Avenue, 30th floor
         New York, NY  10106

13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Rasiel
Title:     Principal
Phone:     212-320-5716

Signature, Place, and Date of Signing:

      /s/ David Rasiel     New York, NY     January 26, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $1,267,914 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON CORP                       COM              037389103   144257  3158000 SH       SOLE                  3158000        0        0
BALL CORP                      COM              058498106     9370   225300 SH       SOLE                   225300        0        0
BERKLEY W R CORP               COM              084423102    45982  1483300 SH       SOLE                  1483300        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    53020  4228100 SH       SOLE                  4228100        0        0
DOLLAR TREE INC                COM              256746108    15612   374500 SH       SOLE                   374500        0        0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109    21125  1300000 SH       SOLE                  1300000        0        0
EMPLOYERS HOLDINGS INC         COM              292218104     8984   544500 SH       SOLE                   544500        0        0
FASTENAL CO                    COM              311900104    51835  1487400 SH       SOLE                  1487400        0        0
FIRSTENERGY CORP               COM              337932107    17508   360400 SH       SOLE                   360400        0        0
FISERV INC                     COM              337738108    37697  1036500 SH       SOLE                  1036500        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101    22510  1038300 SH       SOLE                  1038300        0        0
INTEL CORP                     COM              458140100     4289   292600 SH       SOLE                   292600        0        0
JOHN BEAN TECHNOLOGIES CORP    COM              477839104     4807   588400 SH       SOLE                   588400        0        0
JOHNSON CTLS INC               COM              478366107    20473  1127400 SH       SOLE                  1127400        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    15174   235600 SH       SOLE                   235600        0        0
LOCKHEED MARTIN CORP           COM              539830109   149410  1777000 SH       SOLE                  1777000        0        0
MARKEL CORP                    COM              570535104     4574    15300 SH       SOLE                    15300        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    27769   662600 SH       SOLE                   662600        0        0
MEDTRONIC INC                  COM              585055106    58551  1863500 SH       SOLE                  1863500        0        0
MENS WEARHOUSE INC             COM              587118100     8203   605900 SH       SOLE                   605900        0        0
NOKIA CORP                     SPONSORED ADR    654902204     3900   250000 SH       SOLE                   250000        0        0
ORACLE CORP                    COM              68389X105    48544  2738000 SH       SOLE                  2738000        0        0
PARKER HANNIFIN CORP           COM              701094104    38688   909450 SH       SOLE                   909450        0        0
PRUDENTIAL FINL INC            COM              744320102     7407   244800 SH       SOLE                   244800        0        0
RAYTHEON CO                    COM NEW          755111507    79112  1550000 SH       SOLE                  1550000        0        0
RLI CORP                       COM              749607107    33527   548200 SH       SOLE                   548200        0        0
SEACOR HOLDINGS INC            COM              811904101    30085   451400 SH       SOLE                   451400        0        0
SMITH INTL INC                 COM              832110100    67566  2951800 SH       SOLE                  2951800        0        0
SONIC CORP                     COM              835451105    17254  1417800 SH       SOLE                  1417800        0        0
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109     3288   323300 SH       SOLE                   323300        0        0
STANCORP FINL GROUP INC        COM              852891100    44769  1071800 SH       SOLE                  1071800        0        0
STRAYER ED INC                 COM              863236105    58533   273000 SH       SOLE                   273000        0        0
STRYKER CORP                   COM              863667101    29742   744500 SH       SOLE                   744500        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108    13588   853000 SH       SOLE                   853000        0        0
TRAVELERS COMPANIES INC        COM              89417E109    10396   230000 SH       SOLE                   230000        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     6828   256700 SH       SOLE                   256700        0        0
USANA HEALTH SCIENCES INC      COM              90328M107     3964   115800 SH       SOLE                   115800        0        0
WELLPOINT INC                  COM              94973V107    49573  1176678 SH       SOLE                  1176678        0        0